Accounts Payable (Tables)	12 Months Ended
Dec. 31, 2017
Subclassifications of assets, liabilities and equities [abstract]
Summary of the components of accounts payable
The following table depicts the components of our accounts payable as of December 31, 2017 and 2016:

	At December 31,
In thousands of U.S. dollars	2017	2016
Scorpio Ship Management S.A.M. (SSM)	$766	$653
Scorpio LR2 Pool Limited	365	15
Scorpio Services Holding Limited (SSH)	190	90
Scorpio Commercial Management S.A.M. (SCM)	186	—
Scorpio Aframax Tanker Pool Limited	74	—
Scorpio LR1 Pool Limited	22	—
	1,603	758

Suppliers	11,441	8,524
	$13,044	$9,282